Leases - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	€ (216)	€ (225)	€ (214)
Interest expense on lease liabilities	(28)	(26)	(24)
Impairment charges, net of reversals	2	6	(25)
Total	€ (242)	€ (245)	€ (263)